Non-Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Non-Current Liabilities - Employee Benefits [Abstract]
Schedule of Non-Current Liabilities Employee Benefits
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Employee benefits	234,133	200,604

Schedule of Statement of Financial Position

The amounts recognized in the statement of financial position determined as follows:

	Consolidated
	2025	2024
	$	$

Present value of the defined benefit obligation	288,160	233,954
Fair value of defined benefit plan assets	(115,493)	(91,868)
	172,667	142,086

Other long-term obligations	61,466	58,518
Net liability in the statement of financial position	234,133	200,604

Schedule of the Movement in Plan Assets

Movement in plan assets:

	Consolidated
	2025	2024
	$	$

Balance at the beginning of the year	91,868	82,176
Interest income	2,429	1,892
Contributions	7,237	6,756
Return on plan assets (excluding interest)	-	1,352
Foreign exchanges differences	13,959	(308)

Balance at the end of the year	115,493	91,868

Schedule of Reconciliations

Reconciliations

	Consolidated
	2025	2024
	$	$

Reconciliation of the present value of the defined benefit obligation
Balance at the beginning of the year	233,954	228,625
Interest cost	12,453	11,084
Current service cost	13,901	12,706
Actuarial loss/(gains) from financial assumptions	(7,240)	(17,032)
Foreign exchanges differences	35,092	(1,429)

Balance at the end of the year	288,160	233,954